Leases (Tables)	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
Summary of Cash Flow Information Related to Operating Leases
Supplemental balance sheet and cash flow information related to operating leases is as follows:

	December 31, 2021	December 31, 2020
Operating lease right-of-use asset	$7,764	$10,864
Accrued rent	934	877

Total operating lease right-of-use asset, net	$6,830	$9,987
Short-term operating lease liabilities	3,076	3,033
Long-term operating lease liabilities	4,688	7,831

Total operating lease liabilities	$7,764	$10,864
Cash paid for amounts included in the measurement of operating lease liabilities	$3.3 million	$3.2 million

Summary of Maturities of Lease Liabilities
Maturities of lease liabilities are as follows (in thousands):

As of December 31, 2021	Seattle Lease	Seoul Lease (Related Party)
2022	1,987	1,353
2023	2,037	1,167
2024	1,732	—
2025	—	—
Thereafter	—	—
Less: Imputed Interest	(379)	(133)

Total	$5,377	$2,387